Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets:
Investment in marketable equity security	¥ 40,548	¥ 38,789
Financial liabilities:
Total	4,502	20,962
Warrants liabilty	166	10,324
Quoted price in active markets for identical assets Level 1 [Member]
Financial assets:
Investment in marketable equity security	40,548	38,789
Financial liabilities:
Total
Warrants liabilty
Significant other observable inputs Level 2 [Member]
Financial assets:
Investment in marketable equity security
Financial liabilities:
Total
Warrants liabilty
Significant unobservable inputs Level 3 [Member]
Financial assets:
Investment in marketable equity security
Financial liabilities:
Total	4,502	20,962
Warrants liabilty	166	10,324
Earn-out liability from BeeLive acquisition [Member]
Financial liabilities:
Total		10,638
Earn-out liability from BeeLive acquisition [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Total
Earn-out liability from BeeLive acquisition [Member] | Significant other observable inputs Level 2 [Member]
Financial liabilities:
Total
Earn-out liability from BeeLive acquisition [Member] | Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Total		¥ 10,638
Earn-out liability from SPAC transaction [Member]
Financial liabilities:
Total
Earn-out liability from SPAC transaction [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Total
Earn-out liability from SPAC transaction [Member] | Significant other observable inputs Level 2 [Member]
Financial liabilities:
Total
Earn-out liability from SPAC transaction [Member] | Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Total
Earn-out liability from Weiliantong acquisition [Member]
Financial liabilities:
Total	4,336
Earn-out liability from Weiliantong acquisition [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Total
Earn-out liability from Weiliantong acquisition [Member] | Significant other observable inputs Level 2 [Member]
Financial liabilities:
Total
Earn-out liability from Weiliantong acquisition [Member] | Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Total	¥ 4,336